Derivative Financial Instruments	12 Months Ended
Jun. 30, 2026
Derivative Financial Instruments [Abstract]
Derivative financial instruments

7. Derivative financial instruments

	2026
	Consolidated
	Book Value			Volume / Position
Derivative instruments	Long	Short	Net	Long	Short	Net	Unit
NDF	9,072	(1,028)	8,044	1,918	(47,492)	(45,574)	US$
USD – Structured products	1,058	(385)	673	-	(8,800)	(8,800)	US$
Soybean – Call Options	-	(1,575)	(1,575)	-	(362,857)	(362,857)	bags
Soybean - Futures	2,636	(1,525)	1,111	666,750	(2,420,937)	(1,754,187)	bags
Soybean – Structured products	92	-	92	-	(83,911)	(83,911)	bags
Corn - Futures	922	-	922	-	(212,947)	(212,947)	bags
Corn – Structured products	342	-	342	-	(587,373)	(587,373)	bags
Cotton – Call Options	-	(179)	(179)	-	(2,150,000)	(2,150,000)	lbs.
Cotton – Put Options	140	-	140	2,150,000	-	2,150,000	lbs.
Cotton - Futures	380	(2,033)	(1,653)	2,150,000	(7,400,000)	(5,250,000)	lbs.
Fed cattle - Futures	-	-	-	-	(31,680)	(31,680)	@
Ethanol – Call Options	-	(1,826)	(1,826)	-	(6,600)	(6,600)	m^3
Ethanol - Futures	7	(247)	(240)	-	(16,200)	(16,200)	m^3
TRS - Future	903	-	903	-	(6,000,000)	(6,000,000)	kg
Swap	20,561	(19,048)	1,513	415,433	(415,433)	-	R$
Margin deposited	173	(1,228)	(1,055)	-	-	-	-
Total Risks - Derivatives	36,286	(29,074)	7,212

Total - Current	15,163	(9,456)
Total – non-current	21,123	(19,618)

Results on June 30, 2026 (Note 26)
Realized	103,247	(90,008)
Unrealized	30,861	(29,623)
	134,108	(119,631)

	2025
	Consolidated
	Book Value			Volume / Position
Derivative instruments	Long	Short	Net	Long	Short	Net	Unit
Options	652	(720)	(68)	3,800	(7,600)	(3,800)	US$
NDF	17,692	(1,565)	16,127	-	(74,615)	(74,615)	US$
Soybean - Futures	1,224	(1,906)	(682)	1,463,970	(2,829,650)	(1,365,680)	bags
Soybean - Structured products	-	(810)	(810)	-	(560,161)	(560,161)	bags
Basis - Futures	-	(876)	(876)	-	(233,589)	(233,589)	bags
Corn - Put Options	3,623	-	3,623	216,354	-	216,354	bags
Corn - Futures	3,978	-	3,978	-	(607,050)	(607,050)	bags
Corn - Structured products	591	-	591	-	(88,446)	(88,446)	bags
Cotton - Structured products	1,050	-	1,050	-	(10,330,050)	(10,330,050)	lbs.
Cotton - Call Options	-	(11)	(11)	-	(6,350,000)	(6,350,000)	lbs.
Cotton - Futures	2,293	(141)	2,152	-	(10,922,350)	(10,922,350)	lbs.
Fattened cattle - Futures	23	-	23	-	(1,650)	(1,650)	@
Ethanol - Futures	4	(7,181)	(7,177)	-	(58,800)	(58,800)	M^3
TRS - Future	526	(512)	14	-	(30,336,000)	(30,336,000)	kg
Swap	8,496	(19,402)	(10,906)	531,741,790	(531,741,790)	-	R$
Margin deposited	430	-	430	-	-	-	-
Total Risks - Derivatives	40,582	(33,124)	7,458

Total - Current	29,609	(15,492)
Total - non-current	10,973	(17,632)

Results on June 30, 2025 (Note 26)
Realized	69,737	(112,456)
Unrealized	110,798	(47,080)

Derivatives by maturity:

Maturity	6/30/2026	6/30/2025
2025	-	8,836
2026	6,073	7,485
2027	(1,221)	(1,559)
2028	20,426	8,450
2029	(649)
2030	(17,417)	(15,754)
	7,212	7,458

The Company uses derivative financial instruments such as forward currency contracts and forward commodities contracts to hedge against currency risk and commodities prices, respectively.

The margin deposits in Derivative operations are counterparty margins in operations with derivative instruments.

The total fair value of a derivative is classified as non-current assets or liabilities if the remaining maturity of the derivative is over one year, and as current assets or liabilities if the remaining maturity of the derivative is less than one year.